Derivative Liability related to the Offering Units (Tables)	9 Months Ended
May 31, 2016
Derivative Liability Related To Offering Units Tables
Summary of quantitative information derivative liability

A summary of quantitative information with respect to valuation methodology and significant unobservable inputs used for the Company's derivative liability that is categorized within Level 3 of the fair value hierarchy as of May 31, 2016 is as follows:

May 31, 2016
Common stock issuable upon exercise of Series O Warrants	618,000
Common stock issuable upon exercise of Series P Warrants	309,000
Stock price	$4.19
Volatility (Annual)	83%
Strike price	$3.10, Series O Warrants; $3.70, Series P Warrants
Risk-free rate	0.78% Series O Warrants; 0.87%, Series P Warrants
Term	1.42 years Series O Warrants; 1.91 years, Series P Warrants
Probability of Reset Adjustment	100%

Fair value of derivative liabilities

The following table sets forth the Company's derivative liabilities that were accounted for at fair value on a recurring basis categorized within Level 3 of the fair value hierarchy as of May 31, 2016:

	Balance at August 31, 2015	Initial valuation of derivative liabilities upon issuance of new securities during the period	Increase (decrease) in fair value of derivative liabilities	Fair Value of derivatives upon reclass to additional paid-in capital	Balance at May 31, 2016

Warrant liability	$-	$1,714,395	$161,235	$-	$1,875,630